Contingencies, Commitments and Guarantees (details) - Guarantees $ in Millions	Dec. 31, 2016 USD ($)
Indemnifications related to the sale of businesses [Member]
Guarantor obligations
Maximum amount of contingent obligation	$ 358
Amount recognized on balance sheet for contingent obligation	2
Guarantees of certain investments and third-party loans [Member]
Guarantor obligations
Maximum amount of contingent obligation	150
Amount indemnified by a third party	75
Guarantees of certain insurance policy obligations [Member]
Guarantor obligations
Maximum amount of contingent obligation	480
Amount indemnified by a third party	$ 480